Net gain or loss on financial assets at FVTOCI - Summary Of Gain or Loss On Financial Assets At FVTOCI Recognized Net (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of gains losses recognised in profit or loss availableforsale financial assets [Abstract]
Loss on redemption of securities	₩ (7)		₩ (23)	₩ (57)
Gain (Loss) on transaction of securities	(21,491)		32,647	24,195
Total	₩ (21,498)	$ (17,059)	₩ 32,624	₩ 24,138